Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities)
ROU assets and lease liabilities	$ (6,000)	$ (11,000)	$ (21,000)
Intangible assets	(135,000)	(132,000)	(527,000)
Convertible debenture			(717,000)
Warrant liability	(42,000)	(820,000)
Non-capital losses	183,000	963,000	$ 1,265,000
Net deferred tax liability